Sales - Revenue (Details)	12 Months Ended
Dec. 31, 2023 item
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of payment of discounted amount	3 months
Term of contractual clauses covering free offers	3 months
Number of wholesale commercial agreements	3
Number of components of bundled offers	2
Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of contract	12 months
Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Terms of contract	24 months